Fair value Changes - Additional Information (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of fair value measurement of equity [abstract]
Fair value loss	¥ 204.0	¥ 3,156.7